Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - 2016 and 2021 Plan [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested Restricted Stock Shares, Beginning Balance | shares	5,410,440
Unvested Restricted Stock Shares, Granted | shares	415,698
Unvested Restricted Stock Shares, Vested | shares	(2,079,428)
Unvested Restricted Stock Shares, Forfeited | shares	(1,975)
Unvested Restricted Stock Shares, Ending Balance | shares	3,744,735
Unvested Restricted Stock Weighted-average grant date fair value per share Beginning Balance | $ / shares	$ 4.51
Unvested Restricted Stock Weighted-average grant date fair value per share | $ / shares	31.76
Unvested Restricted Stock Weighted-average grant date fair value per share | $ / shares	5.44
Unvested Restricted Stock Weighted-average grant date fair value per share | $ / shares	31.76
Unvested Restricted Stock Weighted-average grant date fair value per share Ending Balance | $ / shares	$ 7.16